Leases - Schedule of Maturities of Lease Liabilities for All Operating Leases (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 45,869
2021	90,495	$ 92,603
2022	69,741	90,495
Total lease payments	206,105	252,839
Less: Interest	(19,543)	(27,457)
Present value of lease liabilities	186,562	225,382
Less: current maturities	(71,967)	(77,992)
Non-current lease liability	$ 114,595	$ 147,390